Restricted Net Assets (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Restricted Net Assets
Required minimum percentage of after-tax-profit allocated to general reserve	10.00%
Threshold percentage of general reserve of the registered capital, used as criteria of allocation requirement	50.00%
Required minimum percentage of after-tax-profit allocated to statutory common reserve	10.00%
Threshold percentage of statutory common reserve of the registered capital, used as criteria of allocation requirement	50.00%
Amount of restricted paid-in-capital and statutory reserve funds	$ 176,895,079	¥ 1,148,685,884	¥ 1,135,800,419